Long Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Long Term Debt

		As at March 31, 2019	As at December 31, 2018
		(Unaudited)

Current Portion		8,957	8,957
ICICI Bank Car Loan	a	$8,957	$8,957

Non- Current Portion		22,339	23,730
ICICI Bank Car Loan	a	$22,339	$23,730

a	Car loan taken from bank is secured against the hypothecation of Car purchased. Loans are payable as per payment schedules as per the loan agreements.

		As at December 31, 2018		As at December 31, 2017
Current Portion		$		$
Car Loan from HDFC	a		-		13,939
ICICI Bank Car Loan	a		8,957		-
Bajaj Finance Limited	b		-		6,447
			$8,957		$20,386
Non- Current Portion
ICICI Bank Car Loan	a		23,730		-
			$23,730		$-

a	Car loan taken from banks are secured against the hypothecation of respective assets. Loans are payable as per payment schedules as per the loan agreements.

b	Business loan agreement with Bajaj Finance has been repaid in 2018 in the amount of $6,447.